MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.6 - Schedule 1

ATR QM Data Fields
Loans in Report: 3

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXXX	9251321	Not covered/exempt	No	No
XXXXXXXXXX	9217179	Not covered/exempt	No	No
XXXXXXXXXX	9217191	Not covered/exempt	No	No
3